UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05984
                                                     ---------------------------

                           THE NEW IRELAND FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 Bank of Ireland Asset Management (U.S.) Limited
                               75 Holly Hill Lane
                               GREENWICH, CT 06830
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                           99 High Street, 27th Floor
                                BOSTON, MA 02110
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (203) 869-0111
                                                          ---------------

                      Date of fiscal year end: OCTOBER 31
                                              -----------

                     Date of reporting period: JULY 31, 2006
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

[GRAPHIC OMITTED]
NEW IRELAND FUND


                              THIRD QUARTER REPORT
                                  JULY 31, 2006

INVESTMENT SUMMARY

TOTAL RETURN (%)

                               MARKET VALUE                NET ASSET VALUE (A)
                               ------------                -------------------
                                         AVERAGE                      AVERAGE
                         CUMULATIVE     ANNUAL (B)    CUMULATIVE     ANNUAL (B)
                         ----------     ---------     ----------     ----------
Current Quarter             (3.83)       (3.83)      (2.76)           (2.76)
One Year                    24.69        24.69       18.15            18.15
Three Year                 140.19        33.89      118.67            29.77
Five Year                  142.70        19.39      119.53            17.02
Ten Year                   261.13        13.69      200.81            11.64

                        PER SHARE INFORMATION AND RETURNS

                                                                                                                2006
                          1996     1997     1998     1999    2000     2001   2002      2003     2004     2005    YTD
----------------------------------------------------------------------------------------------------------------------
Net Asset
  Value ($)              16.90    19.99    21.36    19.75   20.06    13.28   11.04    16.29    20.74    24.36   27.83
Income
  Dividends ($)          (0.14)   (0.22)   (0.07)     --    (0.13)   (0.01)  (0.03)    --     (0.089)   (0.03)  (0.16)
Capital Gains
  Other
  Distributions ($)      (0.13)   (0.36)   (0.70)   (1.14)  (1.60)   (2.65)  (0.69)    --        --       --    (1.77)
Total
  Return (%)(a)(b)       26.65    22.46    11.68    (2.79)  13.27   (23.76) (12.07)   47.55    28.14    17.51   24.80

NOTES

(a) Total investment returns reflect changes in net asset value per share during each period and assume that dividends and capital gains distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market price.
(b)  Periods less than one year are not annualized.

PAST RESULTS ARE NOT NECESSARILY INDICATIVE OF FUTURE PERFORMANCE OF THE FUND.

                 PORTFOLIO BY MARKET SECTOR AS OF JULY 31, 2006
                           (PERCENTAGE OF NET ASSETS)

                               [GRAPHIC OMITTED]
                      EDGAR REPRESENTATION OF DATA POINTS

Construction and Building Materials 30.34%
Financial                           20.74%
Other Assets                         7.01%
Food and Beverages                  13.52%
Health Care Services                 7.03%
Transportation                       5.00%
Business Services                    4.53%
Diversified Financial Services       4.43%
Publishing and News                  3.59%
Food and Agriculture                 3.81%


                  TOP 10 HOLDINGS BY ISSUER AS OF JULY 31, 2006

HOLDING                               SECTOR                                        % OF NET ASSETS
-------                               ------                                        ---------------
Allied Irish Banks PLC                Financial                                         16.48%
CRH PLC                               Construction and Building Materials               14.75%
Kingspan Group PLC                    Construction and Building Materials                8.52%
Kerry Group PLC, Series A             Food and Beverages                                 6.78%
Ryanair Holdings PLC                  Transportation                                     5.00%
Grafton Group PLC-UTS                 Construction and Building Materials                4.97%
C&C Group PLC                         Food and Beverages                                 4.85%
DCC PLC                               Business Services                                  4.53%
Irish Life & Permanent PLC            Diversified Financial Services                     4.43%
FBD Holdings PLC                      Financial                                          4.26%

THE NEW IRELAND FUND, INC.
PORTFOLIO HOLDINGS (UNAUDITED)

----------------------------------------------------------------------------------
                                                                      Value (U.S.)
July 31, 2006                                          Shares          (Note A)
----------------------------------------------------------------------------------
COMMON STOCKS (99.28%)
COMMON STOCKS OF IRISH COMPANIES (97.46%)
BUSINESS SERVICES (4.53%)
     DCC PLC                                          243,763        $    5,848,246
                                                                     --------------
BUSINESS SUPPORT SERVICES (1.63%)
     Irish Estates PLC*                               500,000             2,105,639
                                                                     --------------
COMPUTER SOFTWARE AND SERVICES (0.55%)
     IONA Technologies PLC-ADR*                       169,300               711,060
                                                                     --------------
CONSTRUCTION AND BUILDING MATERIALS (30.34%)
     CRH PLC                                          592,479            19,053,446
     Grafton Group PLC-UTS                            504,565             6,419,664
     Kingspan Group PLC                               663,458            10,998,225
     McInerney Holdings PLC                           196,675             2,723,196
                                                                     --------------
                                                                         39,194,531
                                                                     --------------
DIVERSIFIED FINANCIAL SERVICES (4.43%)
     Irish Life & Permanent PLC                       248,182             5,716,728
                                                                     --------------
FINANCIAL (20.74%)
     Allied Irish Banks PLC                           881,321            21,290,446
     FBD Holdings PLC                                 117,402             5,498,466
                                                                     --------------
                                                                         26,788,912
                                                                     --------------
FOOD AND AGRICULTURE (3.81%)
     IAWS Group PLC                                   266,107             4,924,071
                                                                     --------------
FOOD AND BEVERAGES (13.52%)
     C&C Group PLC                                    599,170             6,269,948
     Fyffes PLC                                       552,258             1,021,904
     Greencore Group PLC                              273,386             1,409,476
     Kerry Group PLC, Series A                        434,434             8,759,532
                                                                     --------------
                                                                         17,460,860
                                                                     --------------
HEALTH CARE SERVICES (7.03%)
     ICON PLC-Sponsored ADR*                           71,646             4,717,173
     United Drug PLC                                  996,401             4,361,424
                                                                     --------------
                                                                          9,078,597
                                                                     --------------
PUBLISHING AND NEWS (3.59%)
     Independent News & Media PLC                   1,564,683             4,632,489
                                                                     --------------

THE NEW IRELAND FUND, INC.
PORTFOLIO HOLDINGS (UNAUDITED)(CONTINUED)

----------------------------------------------------------------------------------
                                                                      Value (U.S.)
July 31, 2006                                          Shares          (Note A)
----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REAL ESTATE DEVELOPMENT (0.11%)
     Blackrock International Land PLC*                298,727        $      144,863
                                                                     --------------
TECHNOLOGY (2.18%)
     Horizon Technology Group PLC*                  1,321,900             1,433,896
     Norkom Group PLC*                                818,699             1,379,108
                                                                     --------------
                                                                          2,813,004
                                                                     --------------
TRANSPORTATION (5.00%)
     Ryanair Holdings PLC*                            650,000             6,461,760
                                                                     --------------
TOTAL COMMON STOCKS OF IRISH COMPANIES(Cost $52,618,128)                125,880,760
                                                                     --------------
COMMON STOCKS OF UNITED KINGDOM COMPANIES (1.82%)
  (Cost U.S. $1,991,643)
CONSULTING SERVICES (1.82%)
     Rps Group PLC                                    563,298             2,345,322
                                                                     --------------
TOTAL INVESTMENT COMPANIES BEFORE
  FOREIGN CURRENCY ON DEPOSIT
  (Cost $54,609,771)                                                 $  128,226,082
                                                                     ==============

                                                       Face
                                                      Value
-----------------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT (0.22%)
     British Pounds Sterling                       (pound)      267  $          499
     Euro                                           (euro)  222,165         283,515
                                                                     --------------
TOTAL FOREIGN CURRENCY ON DEPOSIT(Cost $281,842)**                          284,014
                                                                     --------------
TOTAL INVESTMENTS (99.50%)(Cost $54,609,771)                            128,510,096
OTHER ASSETS AND LIABILITIES (0.50%)                                        652,047
                                                                     --------------
NET ASSETS (100.00%)                                                 $  129,162,143
                                                                     ==============

--------------------------------------------------------------------------------
     * Non-income producing security.
    ** Foreign currency held on deposit at JP Morgan Chase & Co.
   ADR -American Depository Receipt traded in U.S. dollars.
   UTS -Units

THE NEW IRELAND FUND, INC.
NOTES TO PORTFOLIO HOLDINGS (UNAUDITED)
--------------------------------------------------------------------------------

A. VALUATION AND INVESTMENT PRACTICES:

     SECURITY VALUATION: Securities listed on a stock exchange for which market quotations are readily available are valued at the closing prices on the date of valuation, or if no such closing prices are available, at the last bid price quoted on such day. If there are no such quotations available for the date of valuation, the last available closing price will be used. The value of securities and other assets for which no market quotations are readily available, or whose values have been materially affected by events occurring before the Funds' pricing time but after the close of the securities' primary markets, are valued by methods deemed by the Board of Directors to represent fair value. Short-term securities that mature in 60 days or less are valued at amortized cost.

     CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the spot rate of such currencies against U.S. dollars by obtaining from FT-IDC each day the current 4:00pm London time spot rate and future rate (the future rates are quoted in 30-day increments) on foreign currency contracts. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on security transactions.

     FORWARD FOREIGN CURRENCY CONTRACTS: The Fund may enter into forward foreign currency contracts for non-trading purposes in order to protect investment securities and related receivables and payables against future changes in foreign currency exchange rates. Fluctuations in the value of such contracts are recorded as unrealized gains or losses; realized gains or losses include net gains or losses on contracts which have terminated by settlements or by entering into offsetting commitments. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. There were no such contracts open in the Fund as of July 31, 2006.

     SECURITIES TRANSACTIONS: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis.

B. UNREALIZED APPRECIATION/(DEPRECIATION):

     At July 31, 2006, aggregate gross unrealized appreciation for all securities (excluding foreign currency on deposit) in which there was an excess value over tax cost was U.S. $75,721,445 and aggregate gross unrealized depreciation for all securities (excluding foreign currency on deposit) in which there was an excess of tax cost over value was U.S. $2,105,134.

                           THE NEW IRELAND FUND, INC.
                             DIRECTORS AND OFFICERS

                     Peter J. Hooper        - CHAIRMAN OF THE BOARD
                     Brendan Donohoe        - PRESIDENT AND DIRECTOR
                     Margaret Duffy         - DIRECTOR
                     Denis P. Kelleher      - DIRECTOR
                     George G. Moore        - DIRECTOR
                     James M. Walton        - DIRECTOR
                     Lelia Long             - TREASURER
                     Colleen Cummings       - ASSISTANT TREASURER
                     Vincenzo A. Scarduzio  - SECRETARY
                     Salvatore Faia         - CHIEF COMPLIANCE OFFICER

                          PRINCIPAL INVESTMENT ADVISOR
                 Bank of Ireland Asset Management (U.S.) Limited
                               75 Holly Hill Lane
                          Greenwich, Connecticut 06830

                                  ADMINISTRATOR
                                  PFPC Inc.
                        4400 Computer Drive Westborough,
                              Massachusetts 01581

                                   CUSTODIANS
                              JP Morgan Chase & Co.
                       North America Investment Services
                            3 Metro Tech - 7th Floor
                            Brooklyn, New York 11245

                           SHAREHOLDER SERVICING AGENT
                     American Stock Transfer & Trust Company
                                 40 Wall Street
                            New York, New York 10005

                                  LEGAL COUNSEL
                               Seward & Kissel LLP
                             One Battery Park Plaza
                            New York, New York 10004

                 INDEPENDENT PUBLIC REGISTERED ACCOUNTING FIRM
                               Grant Thornton LLP
                                60 Broad Street
                               New York, NY 10004


                                 CORRESPONDENCE
                   ALL CORRESPONDENCE SHOULD BE ADDRESSED TO:
                           The New Ireland Fund, Inc.
                                 c/o PFPC Inc.
                                 99 High Street
                                   27th Floor
                          Boston, Massachusetts 02110

                          TELEPHONE INQUIRIES SHOULD BE
                                  DIRECTED TO:
                        1-800-GO-TO-IRL (1-800-468-6475)

                                WEBSITE ADDRESS:
                             www.newirelandfund.com


IR-QTR 07/06

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE NEW IRELAND FUND, INC.
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ BRENDAN DONOHOE
                         -------------------------------------------------------
                           Brendan Donohoe, President
                           (principal executive officer)

Date     SEPTEMBER 21, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ BRENDAN DONOHOE
                         -------------------------------------------------------
                           Brendan Donohoe, President
                           (principal executive officer)

Date     SEPTEMBER 21, 2006
     ---------------------------------------------------------------------------

By (Signature and Title)*  /S/ LELIA LONG
                         -------------------------------------------------------
                           Lelia Long, Treasurer
                           (principal financial officer)

Date     SEPTEMBER 21, 2006
     ---------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.